Current Assets - Inventories	12 Months Ended
Dec. 31, 2023
Current Assets - Inventories [Abstract]
Current assets - inventories

Note 12. Current assets - inventories

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Finished goods - at cost	621,562	345,865	425,149
Raw materials- at cost	776,575	518,217	531,177
Accrual for slow inventory	(31,502)	(25,424)	(21,547)
	1,366,635	838,658	934,779

Accounting policy for inventories

Inventories are recognised at the lower of cost and net realisable value.

Inventories cost is based on weighted average method.